Provisions - Summary of Changes to Office Lease Provision (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Provisions [line items]
Balance, beginning of year	$ 85	$ 101
Net additions (dispositions)	(5)	(5)
Decrease due to changes in estimates	(3)	(1)
Settlements	(2)	(16)
Accretion charges	1	6
Balance, end of year	13	85
Current portion	3	16
Long-term portion	$ 10	69
As restated [member]
Disclosure of Provisions [line items]
Office lease provision, Restated		$ 22